Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,131,610
Previously Paid Amount	0.00
Total Fee Amount	20,456.98
Total Offset Amount	0.00
Net Fee	20,456.98
Narrative - Max Aggregate Offering Price	$ 148,131,610
Final Prospectus	true